Note 9 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Senior secured debt	$ 114,084	$ 95,804
Less: Deferred finance fees	(2,516)	(2,038)
Total long term debt net of deferred finance fees	111,568	93,766
Current portion of long term debt	10,210	9,508
Long term debt	101,358	84,258
Total long term debt net of deferred finance fees	111,568	93,766
Current portion of loans net of deferred finance fees	13,416	10,183
Total Debt net of deferred finance fees and debt discounts	140,655	103,949
Unsecured Notes [Member]
Short-term debt		8,878
AT Bank First Predelivery Facility [Member]
Short-term debt		1,499
AT Bank Second Predelivery Facility [Member]
Short-term debt	10,140
Alpha Bank Predelivery Facility [Member]
Short-term debt	3,380
Family Trading [Member]
Total long term debt net of deferred finance fees	15,671
Family Trading facility	24,744
Less debt discounts	(9,073)
Total long term debt net of deferred finance fees	15,671
Less: Deferred finance fees	(104)	(194)
ABN Bank [Member]
Senior secured debt	52,288	53,538
Norddeutsche Landesbank Girozentrale Bank [Member]
Senior secured debt	18,071	20,116
Alpha Bank [Member]
Senior secured debt	20,550	22,150
AT Bank [Member]
Senior secured debt	$ 23,175